Other liabilities	12 Months Ended
Dec. 31, 2019
Other liabilities
Other liabilities	Note 19. Other liabilities

Skr mn	Dec 31, 2019	Dec 31, 2018
Cash payables, debt purchases	2,011	682
Other	455	387
Total	2,466	1,069